SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Variable interest entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022	Dec. 31, 2020
Variable Interest Entity [Line Items]
Loss on deconsolidation	$ (240,431)	$ (8,350)
MingdaJiahe (Tianjin) Co., Ltd. Suzhou Branch
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 13, 2017
Place of Incorporation	Suzhou, China
Loss on deconsolidation	$ 240,431
MingdaJiahe (Tianjin) Co., Ltd. Chengdu Branch
Variable Interest Entity [Line Items]
Date of Incorporation	Jun. 24, 2019
Place of Incorporation	Chengdu, China
MingdaJiahe (Tianjin) Co., Ltd. Yangzhou Branch | VIEs
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 18, 2017
Place of Incorporation	Yangzhou, China
Xishe (Tianjin) Business Management Co., Ltd. | VIEs
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 20, 2017
Place of Incorporation	Tianjin, China
Percentage of Ownership	100.00%
Xi She (Tianjin) Wen Hua Chuan Mei Co Ltd. | VIEs
Variable Interest Entity [Line Items]
Date of Incorporation	Jul. 25, 2018
Place of Incorporation	Tianjin, China
Percentage of Ownership	100.00%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		49.00%	49.00%	49.00%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. | VIEs
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 09, 2018
Place of Incorporation	Tianjin, China
Percentage of Ownership	51.00%